UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc. (DPD)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                              Shares
Industry                                        Held    Common Stocks                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 9.4%                   140,523    Boeing Co.                                                    $  10,450,696
                                             140,523    United Technologies Corp.                                         9,670,793
                                                                                                                      -------------
                                                                                                                         20,121,489
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.3%                           140,523    General Motors Corp.                                              2,676,963
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 4.0%                             140,523    The Coca-Cola Co.                                                 8,553,635
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.1%                             140,523    E.I. du Pont de Nemours & Co.                                     6,570,855
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 10.6%              140,523    Hewlett-Packard Co.                                               6,416,280
                                             140,523    International Business Machines Corp.                            16,179,818
                                                                                                                      -------------
                                                                                                                         22,596,098
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 2.9%                      140,523    American Express Co.                                              6,143,666
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.7%        140,523    Bank of America Corp.                                             5,327,227
                                             140,523    Citigroup, Inc.                                                   3,010,003
                                             140,523    JPMorgan Chase & Co.                                              6,035,463
                                                                                                                      -------------
                                                                                                                         14,372,693
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                140,523    AT&T Inc.                                                         5,382,031
Services - 4.9%                              140,523    Verizon Communications, Inc.                                      5,122,063
                                                                                                                      -------------
                                                                                                                         10,504,094
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.5%              140,523    Wal-Mart Stores, Inc.                                             7,402,752
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.7%         140,523    McDonald's Corp.                                                  7,836,968
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.6%                    140,523    The Procter & Gamble Co.                                          9,846,447
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 7.6%              140,523    3M Co.                                                           11,122,395
                                             140,523    General Electric Co.                                              5,200,756
                                                                                                                      -------------
                                                                                                                         16,323,151
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                             140,523    American International Group, Inc.                                6,077,620
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.2%                             140,523    Caterpillar, Inc.                                                11,001,546
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.1%                                 140,523    Walt Disney Co.                                                   4,409,612
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%                       140,523    Alcoa, Inc.                                                       5,067,259
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.2%          140,523    Chevron Corp.                                                    11,995,043
                                             140,523    Exxon Mobil Corp.                                                11,885,435
                                                                                                                      -------------
                                                                                                                         23,880,478
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.1%                       140,523    Johnson & Johnson                                                 9,115,727
                                             140,523    Merck & Co., Inc.                                                 5,332,848
                                             140,523    Pfizer, Inc.                                                      2,941,146
                                                                                                                      -------------
                                                                                                                         17,389,721
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor               140,523    Intel Corp.                                                       2,976,277
Equipment - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.9%                              140,523    Microsoft Corp.                                                   3,988,043
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                      140,523    Home Depot, Inc.                                                  3,930,428
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $184,575,334) - 99.2%                                   211,669,795
-----------------------------------------------------------------------------------------------------------------------------------

                                         Face Amount    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 2.3%          $5,000,000    U.S. Treasury Bills, 2.29% due 4/03/2008                          4,999,364
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $4,999,364) - 2.3%                                        4,999,364
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments Before Options Written
                                                        (Cost - $189,574,698*) - 101.5%                                 216,669,159
-----------------------------------------------------------------------------------------------------------------------------------

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                           Number of
                                           Contracts    Options Written                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                             610    3M Co., expiring April 2008 at USD 80.65, Broker
                                                        UBS Warburg                                                   $     (48,678)
                                                 700    AT&T Inc., expiring April 2008 at USD 35, Broker
                                                        JPMorgan Chase                                                     (221,200)
                                                 610    Alcoa, Inc., expiring April 2008 at USD 35.87, Broker
                                                        UBS Warburg                                                         (34,404)
                                                 610    American Express Co., expiring April 2008 at
                                                        USD 47.318, Broker Deutsche Bank AG                                    (506)
                                                 610    American International Group, Inc., expiring April 2008
                                                        at USD 46.536, Broker Deutsche Bank AG                               (1,970)
                                                 610    Bank of America Corp., expiring April 2008 at
                                                        USD 43.097, Broker BNP Paribas                                       (1,220)
                                                 610    Boeing Co., expiring April 2008 at USD 86.33, Broker
                                                        UBS Warburg                                                              (1)
                                                 610    Caterpillar, Inc., expiring April 2008 at USD 72.37,
                                                        Broker UBS Warburg                                                 (361,303)
                                                 610    Chevron Corp., expiring April 2008 at USD 85.658,
                                                        Broker HSBC Securities                                              (78,080)
                                                 610    Citigroup, Inc., expiring April 2008 at USD 26.603,
                                                        Broker Deutsche Bank AG                                                  (1)
                                                 610    The Coca-Cola Co., expiring April 2008 at USD 58.42,
                                                        Broker Deutsche Bank AG                                            (158,838)
                                                 610    E.I. du Pont de Nemours & Co., expiring April 2008 at
                                                        USD 47.126, Broker Deutsche Bank AG                                 (13,017)
                                                 700    Exxon Mobil Corp., expiring April 2008 at USD 90.284,
                                                        Broker JPMorgan Chase                                               (21,000)
                                                 610    General Electric Co., expiring April 2008 at
                                                        USD 35.33, Broker JPMorgan Chase                                   (104,920)
                                                 610    General Motors Corp., expiring April 2008 at
                                                        USD 26.724, Broker Deutsche Bank AG                                      (1)
                                                 700    Hewlett-Packard Co., expiring April 2008 at
                                                        USD 49.429, Broker Deutsche Bank AG                                 (17,570)
                                                 610    Home Depot, Inc., expiring April 2008 at USD 27.583,
                                                        Broker HSBC Securities                                              (53,680)
                                                 700    Intel Corp., expiring April 2008 at USD 20.967, Broker
                                                        JPMorgan Chase                                                      (66,500)
                                                 610    International Business Machines Corp., expiring April 2008
                                                        at USD 106.87, Broker UBS Warburg                                  (510,753)
                                                 305    JPMorgan Chase & Co., expiring April 2008 at
                                                        USD 43.035, Broker BNP Paribas                                      (31,110)
                                                 305    JPMorgan Chase & Co., expiring April 2008 at
                                                        USD 43.258, Broker BNP Paribas                                      (27,755)
                                                 610    Johnson & Johnson, expiring April 2008 at
                                                        USD 64.236, Broker JPMorgan Chase                                   (68,930)
                                                 610    McDonald's Corp., expiring April 2008 at USD 56.196,
                                                        Broker Deutsche Bank AG                                             (42,230)
                                                 610    Merck & Co., Inc., expiring April 2008 at USD 49.50,
                                                        Broker Deutsche Bank AG                                                  (1)

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                           Number of
                                           Contracts    Options Written                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 700    Microsoft Corp., expiring April 2008 at USD 28.562,
                                                        Broker Deutsche Bank AG                                       $     (52,283)
                                                 700    Pfizer, Inc., expiring April 2008 at USD 22.98, Broker
                                                        UBS Warburg                                                            (980)
                                                 700    The Procter & Gamble Co., expiring April 2008 at
                                                        USD 67.882, Broker HSBC Securities                                 (184,800)
                                                 700    United Technologies Corp., expiring April 2008 at
                                                        USD 73.659, Broker Banc of America                                  (20,036)
                                                 700    Verizon Communications, Inc., expiring April 2008 at
                                                        USD 36.50, Broker JPMorgan Chase                                    (58,100)
                                                 700    Wal-Mart Stores, Inc., expiring April 2008 at
                                                        USD 51.944, Broker HSBC Securities                                 (114,100)
                                                 610    Walt Disney Co., expiring April 2008 at USD 33.11,
                                                        Broker UBS Warburg                                                       (1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Options Written
                                                        (Premiums Received - $3,570,587 ) - (1.1%)                       (2,293,968)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments, Net of Options Written
                                                        (Cost - $186,004,111) - 100.4%                                  214,375,191

                                                        Liabilities in Excess of Other Assets - (0.4%)                     (923,394)
                                                                                                                      -------------
                                                        Net Assets - 100.0%                                           $ 213,451,797
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 189,578,431
                                                                  =============
      Gross unrealized appreciation                               $  37,638,610
      Gross unrealized depreciation                                 (10,547,882)
                                                                  -------------
      Net unrealized appreciation                                 $  27,090,728
                                                                  =============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Dow 30 Premium & Dividend Income Fund Inc.

o Effective January 1, 2008, the Dow 30 Premium & Dividend Income Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                          Investments in         Other Financial
Valuation Inputs                            Securities             Instruments*
--------------------------------------------------------------------------------
Level 1                                    $216,669,159                      0
Level 2                                               0            $(2,293,968)
Level 3                                               0                      0
--------------------------------------------------------------------------------
Total                                      $216,669,159            $(2,293,968)
================================================================================
*Other financial instruments are derivative instruments such as options.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 21, 2008